Financial Instruments By Category (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Summary of financial assets
Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amorti z ed cost	Total
	HK$	HK$	HK$
Accounts receivable	—	77,350,250	77,350,250
Financial assets included in prepayments, deposits and other receivables	—	1,650,827	1,650,827
Due from immediate holding company	—	6,477,266,499	6,477,266,499
Financial assets at fair value through profit or loss	1,377,856,715	—	1,377,856,715
Stock loan	878,483,400	—	878,483,400
Derivative financial asset	1,023,902,566	—	1,023,902,566
Other assets	—	197,309,175	197,309,175
Cash and bank balances	—	453,966,764	453,966,764

	3,280,242,681	7,207,543,515	10,487,786,196

Financial assets

	Financial assets at fair value through profit or loss
	Mandatorily required to be measured at fair value	Financial assets at amorti z ed cost	Total
	HK$	HK$	HK$
Accounts receivable	—	86,514,680	86,514,680
Financial assets included in prepayments, deposits and other receivables	—	1,196,110	1,196,110
Due from immediate holding company	—	2,144,975,230	2,144,975,230
Financial assets at fair value through profit or loss	2,574,695,685	—	2,574,695,685
Stock loan	211,331,400	—	211,331,400
Derivative financial asset	969,894,519	—	969,894,519
Other assets	—	136,065,738	136,065,738
Cash and bank balances	—	526,206,108	526,206,108

	3,755,921,604	2,894,957,866	6,650,879,470

Summary of financial liabilities
Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$

Accounts payable	—	201,986,202	201,986,202
Financial liabilities included in other payables and accruals	—	54,162,984	54,162,984
Bank borrowings	—	232,280,000	232,280,000
Derivative financial liability	12,954,313	—	12,954,313
Convertible bond	—	103,278,429	103,278,429

	12,954,313	591,707,615	604,661,928

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	HK$	HK$	HK$

Accounts payable	—	155,020,918	155,020,918
Financial liabilities included in other payables and accruals	—	72,107,680	72,107,680
Bank borrowings	—	388,870,500	388,870,500
Derivative financial liability	13,752,673	—	13,752,673
Convertible bond	—	111,970,384	111,970,384

	13,752,673	727,969,482	741,722,155